<SUBMISSION-INFORMATION-FILE>

TYPE                      13F-HR
<CONFIRMING-COPY>         NO		 </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         zz@p9pgv       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Jennifer Gwisc </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>
      <NOTIFY-INTERNET>   jgwisc@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             NO             </RETURN-COPY>
<PERIOD>                  06-30-2004     </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number:

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   FRED J. FRANKLIN
Title:  CHIEF OPERATING OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Fred Franklin     Providence, Rhode Island   July 28, 2004
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[  ] 13F NOTICE. (Check here if no holdings reported are in this report,
      and all holdings are reported by other reporting 	manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10 DATA RECORDS

Form 13F Information Table Value Total:    146,800
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
     NONE.




                          TITLE        CUSIP      VALUE   SHARES/           Investment Other Voting
NAME OF ISSUER            OF CLASS     NUMBER     X($100) PRN AMT  SH/ PUT/ Discretion Mgrs  Authority
                                                                   PRN CALL                  Sole Shrd None
iShares S&P 500/
 BARRA Value Index        Common Stock 464287408  30,110   525,670  SH      SOLE             Sole
iShares S&P SmallCap
 600/ BARRA Value         Common Stock 464287879  14,497   132,155  SH      SOLE             Sole
iShares Lehman 1-3 Year
 Treasury Bond            Common Stock 464287457  24,073   294,620  SH      SOLE             Sole
iShares GS $ InvestTop
 Corp Bond                Common Stock 464287242   6,542    60,750  SH      SOLE             Sole
iShares Cohen & Steers
 Realty Majors            Common Stock 464287564  11,403   103,665  SH      SOLE             Sole
Utilities Select
 Sector SPDR              Common Stock 81369Y886  10,179   428,445  SH      SOLE             Sole
Nuveen Quality Preferred
 Income Fund II           Common Stock 67072C105  13,400   953,783  SH      SOLE             Sole
BlackRock Municipal
 Target Term Trust Inc    Common Stock 09247M105  10,421   978,590  SH      SOLE             Sole
Nuveen Diversified
 Dividend and Income Fund Common Stock 6706EP105  18,426 1,385,420  SH      SOLE             Sole
STANDARD & POORS
 DEPOSITARY RECEIPTS      Common Stock 78462F103   7,749    67,667  SH      SOLE             Sole